TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Estimated taxable income of the Company		Rp 11,593		Rp 10,140	Rp 6,007
Total income tax expense - current		9,556	$ 671	9,798	10,619
Net income tax benefit - deferred		84	6	(541)	(180)
Net Income Tax Expense		Rp 9,640	$ 677	Rp 9,257	10,439
Change in tax rate		3.00%	3.00%	3.00%
Applicable tax rate				19.00%
Percentage of reduction in tax rate		3.00%	3.00%
Domestic Corporate Taxpayers
TAXATION
Applicable tax rate		22.00%	22.00%	22.00%
Domestic Corporate Taxpayers | Changes in tax rates or tax laws enacted or announced [member]
TAXATION
Applicable tax rate	20.00%
The company
TAXATION
Corporate income tax		Rp 2,202		Rp 1,927	1,201
Current corporate income tax expense:				1	1
Final tax expense		34		48	70
Total income tax expense - current		2,236		1,976	1,272
Net income tax benefit - deferred		Rp (614)		Rp 8	Rp 15
Change in tax rate		(5.00%)	(5.00%)
Threshold percentage of interest owned by public		40.00%	40.00%
Threshold number of persons owned shares		300
Threshold period to meet prescribed criteria		183 days	183 days
Applicable tax rate		19.00%	19.00%	19.00%	20.00%
The company | Cost to obtain contracts
TAXATION
Net income tax benefit - deferred		Rp (17)		Rp (45)	Rp 54
The company | Net periodic pension and other post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred		(134)		179	70
The company | Leases
TAXATION
Net income tax benefit - deferred		(1)		(3)	7
The company | Valuation of long-term investments
TAXATION
Net income tax benefit - deferred				(11)
The company | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred		(217)		13	(7)
The company | Trade receivables write-off (provision for expected credit losses of receivables)
TAXATION
Net income tax benefit - deferred		(71)		(48)	(88)
The company | Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)
TAXATION
Net income tax benefit - deferred				3	4
The company | Amortization of (addition to) deferred installation fee
TAXATION
Net income tax benefit - deferred		(64)		(28)	0
The company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred		1		(4)	(10)
The company | Provision for employee benefits
TAXATION
Net income tax benefit - deferred		(111)		(48)	(15)
Subsidiaries
TAXATION
Corporate income tax		7,318		7,819	9,344
Final tax expense		2		3	3
Total income tax expense - current		7,320		7,822	9,347
Net income tax benefit - deferred		Rp 698		Rp (549)	(195)
Applicable tax rate		22.00%	22.00%	22.00%
Telkomsel
TAXATION
Net income tax benefit - deferred		Rp 587		Rp (575)	60
Telkomsel | Leases
TAXATION
Net income tax benefit - deferred		(84)		29	90
Telkomsel | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred		100		(324)	(68)
Telkomsel | Trade receivables write-off (provision for expected credit losses of receivables)
TAXATION
Net income tax benefit - deferred		103		(384)	88
Telkomsel | Fair value measurement of other financial instruments
TAXATION
Net income tax benefit - deferred		549
Telkomsel | Net periodic post-retirement health care benefit costs
TAXATION
Net income tax benefit - deferred				0	0
Telkomsel | Amortization of (addition to) license
TAXATION
Net income tax benefit - deferred		28		(27)	33
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred		(128)		84	(83)
Telkomsel | Contract liabilities
TAXATION
Net income tax benefit - deferred		(9)		9
Telkomsel | Contract cost
TAXATION
Net income tax benefit - deferred		27		(27)
Telkomsel | Other financial instruments
TAXATION
Net income tax benefit - deferred		1		65
Subsidiaries - others
TAXATION
Net income tax benefit - deferred		Rp 111		Rp 26	Rp (255)